UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Kellie Lentes             Springfield, MA            01/13/11


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$607152
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     9514 323810.00SH       SOLE                323810.00
Abbott Laboratories            COM              002824100     9119 190345.39SH       SOLE                190345.39
Aflac Inc                      COM              001055102    15064 266955.74SH       SOLE                266955.74
Allergan Inc                   COM              018490102      412  6000.00 SH       SOLE                  6000.00
Altria Group Inc               COM              02209S103      796 32317.00 SH       SOLE                 32317.00
American Electric Power        COM              025537101      227  6321.00 SH       SOLE                  6321.00
American Express Co            COM              025816109     7128 166067.78SH       SOLE                166067.78
Apache Corp                    COM              037411105    20666 173332.23SH       SOLE                173332.23
Apple Computer Inc             COM              037833100     5374 16661.00 SH       SOLE                 16661.00
Applied Matls Inc              COM              038222105      516 36733.00 SH       SOLE                 36733.00
Bank of America Corp           COM              060505104      209 15665.00 SH       SOLE                 15665.00
Bank of Montreal               COM              063671101      712 12370.00 SH       SOLE                 12370.00
Becton Dickinson Corp          COM              075887109     9768 115570.00SH       SOLE                115570.00
Berkshire Hathaway Inc Del Cl  COM              084670702      277  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      393 17802.00 SH       SOLE                 17802.00
Bristol Myers Squibb           COM              110122108      985 37184.00 SH       SOLE                 37184.00
Calgon Carbon                  COM              129603106      178 11775.00 SH       SOLE                 11775.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      358  3918.00 SH       SOLE                  3918.00
Chubb Corporation              COM              171232101     5556 93155.00 SH       SOLE                 93155.00
Cisco                          COM              17275R102    17385 859373.00SH       SOLE                859373.00
Citigroup Inc                  COM              172967101       63 13398.00 SH       SOLE                 13398.00
Coca Cola Co                   COM              191216100      715 10867.04 SH       SOLE                 10867.04
Costco Warehouse Corp          COM              22160K105    16574 229518.41SH       SOLE                229518.41
Direxion Large Bull 3X         COM              25459W862     1483 20740.00 SH       SOLE                 20740.00
Dominion Resources Inc         COM              25746U109      631 14773.00 SH       SOLE                 14773.00
Duke Energy Corp               COM              26441C105      787 44161.00 SH       SOLE                 44161.00
Dupont                         COM              263534109      692 13870.00 SH       SOLE                 13870.00
EAFE Int'l                     COM              464287465    16851 289442.39SH       SOLE                289442.39
EAFE Int'l-Vanguard            COM              921943858    10860 300410.00SH       SOLE                300410.00
EMC Corp                       COM              268648102    18037 787638.00SH       SOLE                787638.00
Emerging Markets MSCI          COM              464287234     4087 85795.00 SH       SOLE                 85795.00
Emerging Markets-Vanguard      COM              922042858     4074 84625.00 SH       SOLE                 84625.00
Equifax Inc                    COM              294429105     3532 99220.00 SH       SOLE                 99220.00
ExxonMobil Corp                COM              30231G102    31705 433604.13SH       SOLE                433604.13
Fiserv Inc                     COM              337738108    12163 207705.00SH       SOLE                207705.00
Fluor Corporation              COM              343412102    11136 168070.57SH       SOLE                168070.57
General Dynamics Corp          COM              369550108     2196 30940.00 SH       SOLE                 30940.00
General Electric               COM              369604103    15588 852289.17SH       SOLE                852289.17
Goldman Sachs                  COM              38141G104    16750 99610.00 SH       SOLE                 99610.00
Google Inc-CL A                COM              38259P508    18443 31051.00 SH       SOLE                 31051.00
Huntington Bancshares Inc      COM              446150104       80 11598.00 SH       SOLE                 11598.00
IBM                            COM              459200101      227  1549.00 SH       SOLE                  1549.00
IShares Biotech                COM              464287556     9951 106524.00SH       SOLE                106524.00
IShares Russell 2000           COM              464287655      963 12307.00 SH       SOLE                 12307.00
IShares S&P Preferred Stock In COM              464288687     1361 35065.00 SH       SOLE                 35065.00
ITT Inds Inc Ind               COM              450911102    13350 256195.00SH       SOLE                256195.00
Intel Corp                     COM              458140100    14141 672421.45SH       SOLE                672421.45
Investment Co Amer             COM              461308108      279  9920.28 SH       SOLE                  9920.28
Ishares S&P 600                COM              464287804    19845 289830.65SH       SOLE                289830.65
JP Morgan Chase                COM              46625H100      284  6690.00 SH       SOLE                  6690.00
Johnson & Johnson              COM              478160104    13345 215770.04SH       SOLE                215770.04
Kimberly-Clark Corp            COM              494368103     5793 91897.48 SH       SOLE                 91897.48
Kraft Foods Inc Cl A           COM              50075N104      608 19281.00 SH       SOLE                 19281.00
Market Vectors Gold ETF        COM              57060U100      289  4705.00 SH       SOLE                  4705.00
Medtronic Inc                  COM              585055106     9228 248795.00SH       SOLE                248795.00
Merck & Co Inc                 COM              58933Y105      235  6517.00 SH       SOLE                  6517.00
Microsoft Corp                 COM              594918104    16398 587317.70SH       SOLE                587317.70
Minnesota Mng & Mfg            COM              88579Y101    14472 167694.48SH       SOLE                167694.48
Nalco Holding Co               COM              62985Q101      326 10200.00 SH       SOLE                 10200.00
Nokia Corp Sponsored ADR       COM              654902204      621 60190.00 SH       SOLE                 60190.00
Northeast Utilities            COM              664397106      226  7099.00 SH       SOLE                  7099.00
Northern Trust Corp            COM              665859104     7851 141688.76SH       SOLE                141688.76
Nutracea                       COM              67060N204       13 75129.00 SH       SOLE                 75129.00
Oracle Corp                    COM              68389X105    11220 358455.84SH       SOLE                358455.84
Paychex Inc                    COM              704326107    12092 391208.52SH       SOLE                391208.52
Peoples United Fin'l Inc       COM              712704105     1189 84855.00 SH       SOLE                 84855.00
Pfizer Inc                     COM              717081103      926 52881.00 SH       SOLE                 52881.00
Phillip Morris International,  COM              718172109    10941 186935.92SH       SOLE                186935.92
Pitney Bowes                   COM              724479100      309 12775.00 SH       SOLE                 12775.00
ProShares Ultra Short 20yr     COM              74347R297      300  8100.00 SH       SOLE                  8100.00
Procter & Gamble               COM              742718109    18059 280720.55SH       SOLE                280720.55
Progress Energy Inc            COM              743263105      599 13765.00 SH       SOLE                 13765.00
Proshares Ultrashort 10 Year   COM              74347R313      254  6000.00 SH       SOLE                  6000.00
Qualcomm Inc                   COM              747525103    14312 289192.63SH       SOLE                289192.63
Rite Aid Corp                  COM              767754104       23 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      768  5539.00 SH       SOLE                  5539.00
SPDR S&P Midcap 400            COM              78467Y107     6746 40966.00 SH       SOLE                 40966.00
Schlumberger Ltd               COM              806857108     6953 83264.00 SH       SOLE                 83264.00
Searchlight Minerals Corp Com  COM              812224202       60 92850.00 SH       SOLE                 92850.00
Sirius XM Radio Inc            COM              82967N108      147 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       40 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107      895 23423.00 SH       SOLE                 23423.00
Spdr Tr Unit Ser 1             COM              78462F103     5583 44400.00 SH       SOLE                 44400.00
Staples Inc                    COM              855030102      266 11670.00 SH       SOLE                 11670.00
Target Corp                    COM              87612E106     8995 149586.92SH       SOLE                149586.92
Transocean LTD                 COM              H8817H100     7956 114503.00SH       SOLE                114503.00
United Parcel Svc Cl B         COM              911312106    12945 178356.09SH       SOLE                178356.09
United Technologies            COM              913017109     1707 21690.00 SH       SOLE                 21690.00
Vanguard Mid Cap               COM              922908629     7032 94445.00 SH       SOLE                 94445.00
Vanguard Small Cap ETF         COM              922908751     1681 23140.00 SH       SOLE                 23140.00
Verizon Communications         COM              92343V104      899 25121.00 SH       SOLE                 25121.00
Walt Disney                    COM              254687106    14672 391158.00SH       SOLE                391158.00
Wave Systems                   COM              943526301      158 40000.00 SH       SOLE                 40000.00
Xcel Energy Inc                COM              98389B100      207  8770.00 SH       SOLE                  8770.00
1-3 Yr Treasury ETF            ETF              464287457      274  3265.00 SH       SOLE                  3265.00
1-30 Laddered Treasury ETF     ETF              73936T524     1770 63311.00 SH       SOLE                 63311.00
Aggregate Bond ETF             ETF              464287226      399  3775.00 SH       SOLE                  3775.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    13775 130467.00SH       SOLE                130467.00
High Yield Bond ETF            ETF              78464A417      862 21705.00 SH       SOLE                 21705.00
Powershares 3X Short 25+       ETF              25154N530      260 10000.00 SH       SOLE                 10000.00
Total Bond Mkt ETF             ETF              921937835    20924 260675.00SH       SOLE                260675.00
American Funds MM Cls A                         02630U107       61 61146.750SH       SOLE                61146.750